Notes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Notes Payable [Abstract]
Schedule of notes payable
	Outstanding Principal as of
	December 31, 2022	December 31, 2021	Interest Rate	Maturity Date
Seller’s Choice Note	$-	$660,000	30%	September 2020
The April 2020 PPP Loan Agreement	198,577	198,577	1%	May 2022
The First December 2021 Loan Agreement	-	185,655	10%	June 2023
The Second December 2021 Loan Agreement	-	313,979	14%	June 2022
First Denver Bodega LLC Loan	38,014	-	5%	March 2025
The Third May 2022 Loan Agreement	9,409	-	-%	November 2022
The Fourth May 2022 Loan Agreement	31,701	-	-%	November 2022
The Second June Loan agreement	39,500	-	-%	October 2022
The First August 2022 Loan Agreement	130,615	-	14%	November 2022
The Second August 2022 Loan Agreement	387,950	-	-%	January 2023
The First September 2022 Loan Agreement	73,236	-	-%	September 2023
The Second September 2022 Loan Agreement	763,625	-	-%	May 2023
The Third September 2022 Loan Agreement	256,964	-	-%	April 2023
The November 2022 Loan	68,211	-	-%	June 2023
	1,683,694	1,358,211
Less: Debt Discount	(314,108)	(15,547)
Less: Debt Issuance Costs	-	-
	1,683,694	1,342,664
Less: Current Debt	(1,645,680)	(1,278,672)
Total Long-Term Debt	$38,014	$63,992